Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.3%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	1.380%	1,000,000	1,000,000
Total Floating Rate Notes (Cost $1,000,000)			1,000,000

Municipal Bonds 98.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.2%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,473,294
07/01/2031	5.000%	1,750,000	2,058,560
07/01/2032	5.000%	2,000,000	2,345,200
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/2027	5.500%	6,635,000	7,117,829
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019 AMT
07/01/2035	5.000%	1,680,000	2,081,738
Total			15,076,621
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	209,002
06/15/2035	5.500%	540,000	566,773
Total			775,775
Higher Education 1.5%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,070,520
Series 2015
05/01/2030	5.000%	550,000	622,149
05/01/2036	5.000%	1,500,000	1,670,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	276,135
03/01/2025	5.000%	200,000	224,714
Oregon State Facilities Authority
Refunding Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	286,493
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	586,930
04/01/2031	5.000%	530,000	620,052
Total			5,357,573
Hospital 15.6%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2021	4.000%	725,000	755,646
08/01/2026	5.000%	1,200,000	1,299,024
08/01/2027	5.000%	1,260,000	1,361,165
08/01/2031	5.000%	2,860,000	3,067,407
Hospital Facilities Authority of Multnomah County
Revenue Bonds
Adventist Health West
Series 2009A
09/01/2021	5.000%	3,685,000	3,691,301
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2022	5.000%	500,000	547,515
Series 2016
09/01/2028	5.000%	265,000	318,178
09/01/2030	5.000%	830,000	989,941
09/01/2031	5.000%	500,000	593,385
09/01/2032	5.000%	270,000	319,216
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	9,006,675
Revenue Bonds
Series 2012E
07/01/2032	5.000%	7,000,000	7,623,770
Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon Health & Science University(e)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/2021	0.000%	3,515,000	3,361,992
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/2020	5.250%	5,000,000	5,096,450
Series 2016A
06/01/2033	5.000%	1,600,000	1,908,288
06/01/2034	5.000%	3,185,000	3,791,774
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,830,816
Samaritan Health Services Project
Series 2010A
10/01/2022	5.000%	3,450,000	3,564,540
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2029	5.000%	1,000,000	1,202,250
05/15/2030	5.000%	1,000,000	1,197,240
05/15/2031	5.000%	1,025,000	1,220,560
Series 2019
05/15/2037	5.000%	2,305,000	2,836,764
Total			55,583,897
Independent Power 1.8%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/2020	5.000%	3,235,000	3,235,421
01/01/2021	5.000%	3,000,000	3,000,330
Total			6,235,751
Local General Obligation 36.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	0.000%	500,000	599,575
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,126,100
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,818,234
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	611,049
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	578,140
Unlimited General Obligation Bonds
Series 2010
06/15/2024	4.750%	2,580,000	2,636,941
Chemeketa Community College
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,280,103
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2015
06/15/2026	4.000%	1,745,000	1,993,226
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	2,005,594
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,982,831
06/01/2027	5.000%	1,715,000	2,024,832
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2024	4.000%	660,000	701,824
02/15/2027	4.500%	500,000	544,355
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,323,184
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/2023	5.000%	6,140,000	6,510,672
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	2,208,692
City of Portland(e)
Limited Tax General Obligation Bonds
Series 2001B
06/01/2020	0.000%	4,000,000	3,972,120

2	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	791,285
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,319,500
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	686,495
Clackamas Community College District(f)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	0.000%	760,000	889,709
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	3,056,699
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	4,309,515
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,741,935
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,268,010
Clatsop County School District No. 30 Warrenton-Hammond(e)
Unlimited General Obligation Bonds
Deferred Interest
06/15/2035	0.000%	1,000,000	611,420
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	626,465
06/15/2035	5.000%	1,000,000	1,249,580
Deschutes & Jefferson Counties School District No. 2J Redmond(e)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,252,388
Jackson County School District No. 4(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	656,080
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,816,960
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,152,870
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,328,189
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2020	5.500%	1,000,000	1,026,080
06/15/2021	5.500%	1,410,000	1,506,134
Jefferson County School District No. 509J
Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,362,029
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/2028	4.000%	500,000	560,035
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,098,770
Lane County School District No. 1 Pleasant Hill(e)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,454,879
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,363,120
Lane County School District No. 19 Springfield(e)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,651,215
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,141,990
06/15/2028	0.000%	1,480,000	1,236,777
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,247,430

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,262,680
06/15/2033	5.000%	240,000	302,270
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(e)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,632,680
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,710,280
Multnomah County School District No. 7 Reynolds(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	2,871,920
Oregon City School District No. 62
Unrefunded Unlimited General Obligation Refunding Revenue Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	990,000	1,132,580
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	846,975
02/01/2028	4.000%	1,000,000	1,120,400
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,221,730
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,574,159
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,157,360
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,282,394
06/15/2031	5.000%	2,890,000	3,341,360
Umatilla County School District No. 8R Hermiston
Unlimited General Obligation Bonds
Series 2010
06/15/2029	4.500%	2,360,000	2,402,622
Union County School District No. 1 La Grande
Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,113,960
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington & Multnomah Counties School District No. 48J Beaverton
Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,625,120
Unlimited General Obligation Refunding Bonds
Series 2012-B
06/15/2023	4.000%	4,090,000	4,390,083
Washington Clackamas & Yamhill Counties School District No. 88J(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	1,930,845
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	5,590,845
Washington County School District No. 1 West Union
Unlimited General Obligation Bonds
Hillsboro School District No. 1J
Series 2017
06/15/2035	5.000%	2,500,000	3,062,450
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	1,953,870
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,000,000	1,068,180
Total			128,917,794
Multi-Family 0.9%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/2020	4.000%	810,000	825,236
10/01/2022	4.000%	875,000	920,631
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Projects
Series 2016A
10/01/2026	4.000%	500,000	509,155
10/01/2036	5.000%	1,000,000	1,057,330
Total			3,312,352

4	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 2.1%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	415,579
12/01/2034	5.000%	400,000	473,832
12/01/2035	5.000%	410,000	484,932
12/01/2036	5.000%	440,000	519,649
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	663,406
08/01/2030	5.000%	420,000	522,812
08/01/2031	5.000%	450,000	557,298
08/01/2032	5.000%	250,000	308,515
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,749,798
12/01/2036	5.000%	1,545,000	1,831,767
Total			7,527,588
Other Bond Issue 0.8%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232 (Mandatory Put 08/14/2023)
12/01/2040	2.400%	2,000,000	2,068,460
Warm Springs Reservation Confederated Tribe(d)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	694,170
Total			2,762,630
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	1,027,590
01/01/2029	5.000%	1,120,000	1,351,493
Total			2,379,083
Ports 1.1%
Port of Morrow
Limited General Obligation Refunding Bonds
Series 2016
12/01/2027	5.000%	615,000	688,013
12/01/2028	5.000%	645,000	720,381
12/01/2029	5.000%	340,000	378,855
12/01/2030	5.000%	335,000	372,299
12/01/2031	5.000%	375,000	415,789
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2036	5.000%	1,160,000	1,279,828
Total			3,855,165
Refunded / Escrowed 4.3%
City of Eugene Electric Utility System
Prerefunded 08/01/21 Revenue Bonds
Series 2011A
08/01/2029	5.000%	3,410,000	3,637,515
County of Lane
Prerefunded 11/01/19 Limited General Obligation Bonds
Series 2009A
11/01/2025	5.000%	1,140,000	1,140,000
Oregon City School District No. 62
Prerefunded 06/01/24 Unlimited General Obligation Refunding Revenue Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	780,000	908,911
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	6,382,150
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 10/01/21 Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/2025	5.000%	3,000,000	3,216,180
Total			15,284,756
Retirement Communities 3.6%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2025	3.200%	765,000	768,565
05/15/2038	5.000%	220,000	244,565
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,352,760
Terwilliger Plaza, Inc.
Series 2012
12/01/2020	5.000%	335,000	341,429
12/01/2022	5.000%	500,000	547,900
Series 2016
12/01/2030	5.000%	325,000	380,510
12/01/2036	5.000%	900,000	1,038,942

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	684,387
10/01/2023	5.000%	645,000	724,445
10/01/2024	5.000%	455,000	509,809
Polk County Hospital Facility Authority
Revenue Bonds
Dallas Retirement Village Project
Series 2015A
07/01/2035	5.125%	1,240,000	1,285,148
Salem Hospital Facility Authority
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	555,000	650,488
05/15/2038	5.000%	500,000	579,965
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	500,000	533,200
Total			12,642,113
Single Family 1.4%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	2,860,000	3,009,978
Single Family Mortgage Program
Series 2010A
07/01/2027	5.250%	25,000	25,274
Series 2011A
07/01/2025	5.250%	1,915,000	1,957,666
Series 2011B
07/01/2028	5.250%	150,000	153,095
Total			5,146,013
Special Non Property Tax 6.5%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	535,259
06/15/2031	5.000%	725,000	889,097
06/15/2032	5.000%	780,000	953,885
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	2,027,340
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015D
04/01/2027	5.000%	2,500,000	2,977,225
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,000,000	1,270,700
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,982,640
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,245,660
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,143,940
09/01/2032	4.000%	1,250,000	1,431,287
Revenue Bonds
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,955,023
Series 2018A
09/01/2034	5.000%	550,000	683,733
09/01/2035	5.000%	800,000	991,992
Series 2019A
09/01/2037	5.000%	1,500,000	1,918,440
Total			23,006,221
Special Property Tax 3.0%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	2,345,000	2,351,636
City of Portland
Refunding Tax Allocation Bonds
Series 2015
06/15/2024	5.000%	1,480,000	1,565,159
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,667,785
06/15/2027	5.000%	1,370,000	1,445,665
Lents Town Center
Series 2010B
06/15/2025	5.000%	1,550,000	1,583,961
06/15/2026	5.000%	1,440,000	1,471,550

6	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/2021	5.625%	475,000	475,651
Total			10,561,407
State General Obligation 4.4%
State of Oregon
Unlimited General Obligation Bonds
Article XI-Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,535,237
Series 2015F
05/01/2030	5.000%	5,565,000	6,606,267
Series 2019
06/01/2038	5.000%	3,000,000	3,788,070
Series 2019G
08/01/2033	5.000%	1,320,000	1,699,051
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	910,388
Series 2016A
08/01/2031	3.500%	500,000	548,410
08/01/2032	3.500%	500,000	543,670
Total			15,631,093
Transportation 3.3%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,515,802
10/01/2027	5.000%	1,485,000	1,855,047
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	8,394,736
Total			11,765,585
Water & Sewer 6.8%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,333,136
08/01/2023	4.000%	1,290,000	1,418,058
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,412,933
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	564,340
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	8,430,805
Revenue Bonds
Series 2014A
05/01/2028	4.000%	3,390,000	3,763,205
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	228,018
04/01/2026	4.000%	250,000	289,963
04/01/2027	4.000%	270,000	317,158
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/2022	5.000%	4,620,000	5,008,496
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	234,414
11/01/2033	5.000%	265,000	310,760
11/01/2034	5.000%	250,000	292,405
11/01/2035	5.000%	225,000	262,663
11/01/2036	5.000%	200,000	232,954
Total			24,099,308
Total Municipal Bonds (Cost $330,799,211)			349,920,725

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.068%(h)	212,984	213,005
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.045%(h)	76,184	76,184
Total Money Market Funds (Cost $289,168)		289,189
Total Investments in Securities (Cost: $332,088,379)		351,209,914
Other Assets & Liabilities, Net		4,091,981
Net Assets		355,301,895

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2019.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $3,036,430, which represents 0.85% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2019.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2019, the total value of these securities amounted to $6,382,150, which represents 1.80% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019